Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2016	2015	2014
(Dollars and shares in millions, except earnings per share)
Basic earnings (loss) per share available to TDS common
shareholders:
Net income (loss) available to TDS common shareholders used in basic earnings (loss) per share	$43	$219	$(136)
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	–	(1)	–
Net income (loss) available to TDS common shareholders	$43	$218	$(136)
used in diluted earnings (loss) per share

Weighted average number of shares used in basic
earnings (loss) per share:
Common Shares	103	102	101
Series A Common Shares	7	7	7
Total	110	109	108

Effects of dilutive securities[1]	1	1	–
Weighted average number of shares used in diluted
earnings (loss) per share	111	110	108

Basic earnings (loss) per share available to TDS common
shareholders	$0.39	$2.02	$(1.26)

Diluted earnings (loss) per share available to TDS common
shareholders	$0.39	$1.98	$(1.26)

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.